Description of Organization, Business Operations and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization, Business Operations and Liquidity

Note 1 — Description of Organization, Business Operations and Liquidity

Semper Paratus Acquisition Corporation (the “Company”) was incorporated as a Cayman Islands exempted company on April 21, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. The Company’s wholly owned subsidiary, Semper Merger Sub, Inc., a Delaware corporation, was incorporated on June 28, 2023 and has had no activity as of September 30, 2023.

As of September 30, 2023, the Company had not commenced any operations. All activity through September 30, 2023, relates to the Company’s formation and Initial Public Offering (“IPO”), which is described below, and the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income earned on investments from the proceeds derived from the IPO.

The registration statement for the Company’s IPO was declared effective on November 3, 2021. On November 8, 2021, the Company consummated the IPO of 30,000,000 units (“Units”) with respect to the ordinary shares included in the Units being offered (the “Public Shares”) at $10.00 per Unit generating gross proceeds of $300,000,000, which is discussed in Note 3. The company has selected December 31 as its fiscal year end.

Simultaneously with the closing of the IPO, the Company consummated the sale of 1,360,000 private placement units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Company’s sponsor, Semper Paratus Sponsor LLC (the “Original Sponsor”) and underwriter Cantor Fitzgerald & Co. (“Cantor”), generating gross proceeds of $13,600,000 which is described in Note 4.

Simultaneously with the closing of the IPO, the Company consummated the closing of the sale of 4,500,000 additional Units upon receiving notice of the underwriter’s election to fully exercise its overallotment option (“Overallotment Units”), generating additional gross proceeds of $45,000,000 and incurring additional offering costs of $2,700,000 in underwriting fees all of which are deferred until completion of the Company’s Business Combination. Simultaneously with the exercise of the overallotment, the Company consummated the Private Placement of an additional 90,000 Private Placement Units to the Original Sponsor, generating gross proceeds of $900,000.

Offering costs for the IPO amounted to $21,266,594, consisting of $6,000,000 of paid underwriting fees, $14,700,000 of deferred underwriting fees payable (the “Original Deferred Fee”) (which are held in the Trust Account (defined below) and $566,594 of other costs. On June 28, 2023, the Company and Cantor entered into a fee reduction agreement (the “Fee Reduction Agreement”), pursuant to which Cantor has agreed to forfeit $9,700,000 of the deferred underwriting fees payable, resulting in a remainder of $5,000,000 of deferred underwriting fees payable (the “Reduced Deferred Fee”) by the Company to Cantor upon the closing of the contemplated Transaction (as defined below) with Tevogen Bio Inc. The Reduced Deferred Fee shall be payable to Cantor in the form of 500,000 shares of the common equity securities of the entity that survives the Transaction. The Fee Reduction Agreement only applies to the consummation of the Transaction with Tevogen Bio Inc and no other potential Business Combinations that may be contemplated or consummated by the Company. In the event that the Company does not complete the Transaction with Tevogen Bio, Inc, the Original Deferred fee shall become due and payable by the Company to Cantor as originally set forth in the Underwriting Agreement, upon the consummation of a Business Combination.

Following the closing of the IPO, $351,900,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement Units was placed in a trust account (“Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.20 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights with respect to the Company’s warrants.

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association (as amended, the “Memorandum and Articles of Association”). In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards 480-10-S99, redemption provisions not solely within the control of a company require Class A ordinary shares subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., public warrants), the initial carrying value of ordinary shares classified as temporary equity was the allocated proceeds determined in accordance with FASB 470-20. The ordinary shares are subject to FASB 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and are classified as such on the balance sheet until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s Business Combination. If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the SEC and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Original Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

On January 30, 2023, shareholders (the “Initial Shareholders”) holding all of the issued and outstanding Class B ordinary shares (the “Founder Shares”) of the Company elected to convert their Class B ordinary shares into Class A ordinary shares of the Company on a one-for-one basis (the “Conversion”). As a result, 11,983,333 of the Company’s Class B ordinary shares were cancelled and 11,983,333 Class A ordinary shares were issued to such converting Class B shareholders. The Initial Shareholders agreed that all of the terms and conditions applicable to the Founder Shares set forth in the Letter Agreement, dated November 3, 2021, by and among the Company, its officers, its directors and the Initial Shareholders (the “Letter Agreement”), shall continue to apply to the Class A ordinary shares that the Founder Shares converted into, including the voting agreement, transfer restrictions and waiver of any right, title, interest or claim of any kind to the Trust Account (as defined in the Letter Agreement) or any monies or other assets held therein. Following the Conversion, on January 30, 2023, the Company had 47,933,333 Class A ordinary shares issued and outstanding and no Class B ordinary shares issued and outstanding.

On February 3, 2023, the Company held an extraordinary general meeting of shareholders for the purpose of considering and voting on the First Extension Charter Amendment (as defined below) and, if presented, the proposal to adjourn the meeting to a later date.

On May 4, 2023, the Company entered into a purchase agreement (the “Purchase Agreement”) with SSVK Associates, LLC (the “Sponsor”) and the Original Sponsor, pursuant to which the Sponsor will purchase from the Original Sponsor (x) 7,988,889 Class A ordinary shares and (y) 1,000,000 Private Placement Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant that is exercisable for one Class A ordinary share, free and clear of all liens and encumbrances (other than those contained in the Letter Agreement, dated November 3, 2021, by and among the Company, its officers, directors and the Original Sponsor, and the Underwriting Agreement, dated November 3, 2021, by and between the Company and Cantor, as representative of the several underwriters (the “Underwriting Agreement”)), for an aggregate purchase price of $1.00 (the “Purchase Price”) payable at the time of the initial Business Combination (see Note 5).

On December 14, 2023, the Company held an extraordinary general meeting of shareholders for the purpose of considering and voting on the Second Extension Charter Amendment (as defined below) and, if presented, the proposal to adjourn the meeting to a later date.

Charter Amendment

On February 3, 2023, the Company held an extraordinary general meeting of the shareholders for the purpose of considering and voting on a charter amendment. At the meeting, the shareholders of the Company approved an amendment (the “First Extension Charter Amendment”) to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate an initial business combination from February 8, 2023 to December 15, 2023. Under Cayman Islands law, the Charter Amendment took effect upon approval by the shareholders. The Company filed the First Extension Charter Amendment with the Cayman Islands General Registry within 15 days of the meeting. In connection with the meeting, shareholders holding approximately 32,116,947 ordinary shares (the “public shares”) exercised their right to redeem their shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $332 million (approximately $10.34 per public share) was removed from the Trust Account to pay such holders.

On December 14, 2023, the Company held another extraordinary general meeting of the shareholders for the purpose of considering and voting on a second extension charter amendment. At the meeting, the shareholders of the Company approved an amendment (the “Second Extension Charter Amendment”) to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate an initial business combination from December 15, 2023 to September 15, 2024. Under Cayman Islands law, the Second Extension Charter Amendment took effect upon approval by the shareholders. The Company filed the Second Extension Charter Amendment with the Cayman Islands General Registry within 15 days of the meeting. In connection with the meeting, shareholders holding approximately 880,873 public shares exercised their right to redeem their shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $9.74 million ($11.03 per public share) was removed from the Trust Account to pay such holders. Approximately $16.6 million remains in the Trust Account as of December 18, 2023, and the Company has 1,502,180 public shares outstanding as of December 18, 2023.

Nasdaq Notices

On March 23, 2023, the Company received a written notice (the “March Notice”) from the Listing Qualifications division of the Nasdaq Stock Market (“Nasdaq”) stating that the Company had not paid certain fees required by Nasdaq Listing Rule 5250(f) and that the Company would be delisted unless it appealed such determination. As of the date of the March Notice, the Company’s past due fee balance totaled $151,000. On May 5, 2023 the Company received notification from Nasdaq that the fee delinquency was cured, and the Company is now in compliance with Nasdaq Listing Rule 5250(f).

On April 4, 2023, the Company received a written notice (the “April Notice”) from Nasdaq indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(A), requiring the Company to maintain a Market Value of Listed Securities (“MVLS”) of $50,000,000 for the continued listing of its securities on The Nasdaq Global Market. The April Notice was only a notification of deficiency, not of imminent delisting, and had no then-current effect on the listing or trading of the Company’s securities on Nasdaq when issued. The April Notice stated that the Company has 180 calendar days, or until October 2, 2023, to regain compliance with Listing Rule 5450(b)(2)(A). On September 28, 2023, the Company received notice from Nasdaq that it had regained compliance with Listing Rule 5450(b)(2)(A) regarding the MVLS requirement.

Notwithstanding the foregoing, the Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the ordinary shares sold in the IPO, without the prior consent of the Company.

The Company’s Original Sponsor, officers and directors (the “Initial Shareholders”) have agreed not to propose an amendment to the Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination by September 15, 2024, the extended date (“Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to us to pay the Company’s franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. Notwithstanding the forgoing, the Company may choose to file a proxy statement seeking approval from the shareholders to amend the Company’s Memorandum and Articles of Association to extend the Combination Period.

The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares (which converted into Class A ordinary shares) if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.20 per shares held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On June 28, 2023, the Company entered into an Agreement and Plan of Merger by and among the Company, Semper Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), the Sponsor, in its capacity as purchaser representative, Tevogen Bio Inc, a Delaware corporation (“Tevogen Bio”), and Ryan Saadi, in his capacity as seller representative (as may be amended and/or restated from time to time, the “Merger Agreement”), pursuant to which, among other things, the parties will affect the merger of Merger Sub with and into Tevogen Bio, with Tevogen Bio continuing as the surviving entity (the “Merger”), as a result of which all of the issued and outstanding capital stock of Tevogen Bio shall be exchanged for shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of the Company (the “Share Exchange”) subject to the conditions set forth in the Merger Agreement, with Tevogen Bio surviving the Share Exchange as a wholly owned subsidiary of the Company (the Share Exchange and the other transactions contemplated by the Merger Agreement, together, the “Transaction”).

Prior to the Closing Date, and subject to the satisfaction or waiver of the conditions of the Merger Agreement, the Company will migrate out of the Cayman Islands and domesticate (the “Domestication”) as a Delaware corporation in accordance with Section 388 of the DGCL and Part XII of the Cayman Islands Companies Act (2021 Revision). In connection with the Domestication, (i) each issued and outstanding Class A ordinary share, par value $0.0001 per share will convert, on a one-for-one basis, into a duly authorized, validly issued, fully paid and nonassessable share of Class A Common Stock; and, (ii) each issued and outstanding whole warrant to purchase Class A ordinary shares of the Company will automatically represent the right to purchase one share of Class A Common Stock, at an exercise price of $11.50 per share on the terms and conditions set forth in the Company’s warrant agreement. Immediately following the Domestication, (i) the Class A Common Stock will be reclassified as common stock, par value $0.0001 per share (the “Common Stock”); (ii) each issued and outstanding Unit that has not been previously separated into the underlying Class A ordinary share and underlying one-half of one warrant upon the request of the holder thereof, will be cancelled and will entitle the holder thereof to one share of Common Stock and one-half of one public warrant, with a whole public warrant representing the right to acquire one share of Common Stock at an exercise price of $11.50 per share. The Company will change its name to “Tevogen Bio Holdings Inc.” after giving effect to the Domestication.

As consideration for the Merger, the holders of Tevogen Bio’s securities collectively shall be entitled to receive from the Company, in the aggregate, a number of shares of Common Stock (the “Merger Consideration”) with an aggregate value equal to $1,200,000,000. In addition, holders of Tevogen Bio’s securities shall also be entitled to receive from the Company, in the aggregate, an additional 20,000,000 shares of the Common Stock (each an “Earnout Share Payment”) in the event that the VWAP of the Company’s Common Stock, collectively, exceeds (a) $15.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Tevogen Bio securities shall be entitled to receive an additional 6,666,667 shares of Common Stock, (b) $17.50 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Tevogen Bio securities shall be entitled to receive an additional 6,666,667 shares of Common Stock and (c) $20.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Tevogen Bio securities shall be entitled to receive an additional 6,666,666 shares of Common Stock. In addition, for each Earnout Share Payment, the Company will also issue to Sponsor an additional 1,500,000 shares of Company Common Stock.

The Merger Agreement contains customary conditions to Closing, including the following mutual conditions of the parties (unless waived): (i) approval of the shareholders of the Company and Tevogen Bio of the Transaction and the other matters requiring shareholder approval; (ii) approvals of any required governmental authorities and completion of any antitrust expiration periods; (iii) receipt of specified third party consents; (iv) no law or order preventing the Transaction; (v) the registration statement having been declared effective by the SEC; (vi) no material uncured breach by the other party; (vii) no occurrence of a material adverse effect with respect to the other party; (viii) the satisfaction of the $5,000,001 minimum net tangible asset test by the Company; (ix) approval from NYSE for the listing of the shares of the Company’s Common Stock to be issued in connection with the Transaction; and (x) reconstitution of the post-closing board or directors of the Company.

In addition, unless waived by Tevogen Bio, the obligations of Tevogen Bio to consummate the Transaction are subject to the satisfaction of the following additional closing conditions, in addition to the delivery by the Company of certain related agreements, customary certificates and other closing deliverables: (i) the representations and warranties of the Company being true and correct as of the date of the Merger Agreement and as of the closing (subject to customary exceptions, including materiality qualifiers); (ii) the Company having performed in all material respects its obligations and complied in all material respects with its covenants and agreements under the Merger Agreement required to be performed or complied with by it on or prior to the date of the closing; (iii) absence of any material adverse effect with respect to the Company since the date of the Merger Agreement which is continuing and uncured; (iv) at the closing, the Company having $25,000,000 in cash and cash equivalents, including funds remaining in the trust account (after giving effect to the completion and payment of any redemptions, purchaser expenses, deferred purchaser expenses, loans owned by the Company to the Sponsor for any purchaser expenses, other administrative costs, other liabilities of the Company as of the closing, and any transaction expenses); (v) the Company shall have made all reasonably necessary arrangements with the trustee to the Trust Account to have the Trust Account funds disbursed to the Company, and there shall be no actions, suits, proceedings, arbitrations or mediations pending or threatened by any person (not including Tevogen Bio and its affiliates) with respect to or against the Trust Account that would reasonably be expected to have a material adverse effect on the Company; and (vi) at least one day prior to closing, the Company shall have delivered to Tevogen Bio a written consent of the board of directors of the Company (or a duly appointed committee thereof authorized to administer the equity incentive plan), authorizing and approving the grant of awards of restricted stock units under the equity incentive plan shares of Common Stock to certain individuals that were executives, employees or individual service providers of Tevogen Bio as of immediately prior to the closing of the Transaction.

Finally, unless waived by the Company, the obligations of the Company to consummate the Transaction are subject to the satisfaction of the following additional Closing conditions, in addition to the delivery by the Company of certain related agreements, customary certificates and other closing deliverables: (i) the representations and warranties of Tevogen Bio being true and correct as of the date of the Merger Agreement and as of the closing (subject to customary exceptions, including materiality qualifiers); (ii) Tevogen Bio having performed in all material respects their respective obligations and complied in all material respects with their respective covenants and agreements under the Merger Agreement required to be performed or complied with by them on or prior to the date of the closing; and (iii) absence of any material adverse effect with respect to Tevogen Bio and its subsidiaries on a consolidated basis since the date of the Merger Agreement which is continuing and uncured.

On September 14, 2023, the Company filed a registration statement on Form S-4 with the SEC relating to the Transaction with Tevogen.

Risks and Uncertainties

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus.

The escalation in October 2023 of the conflict between Israel and Hamas also could cause disruptions to global economic conditions and effect the stability of the Middle East region. It is unknown how long any of these disruptions will continue and whether such disruptions will become more severe.

The impact of these conflicts on the world economy is not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed financial statements.

Liquidity and Going Concern

As of September 30, 2023, the Company had $347,546 in its operating bank accounts, $26,010,413 in cash and marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and working capital deficit of $1,427,256. As of September 30, 2023, approximately $2.4 million of the amount on deposit in the Trust Account represented interest income.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination. The Company will need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing.

If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

Management has also determined that the mandatory liquidation and subsequent dissolution described in the financial statements, should the Company be unable to complete a business combination, raises substantial doubt about the Company’s ability to continue as a going concern. The Company has until September 15, 2024 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by the specified period. If a Business Combination is not consummated by September 15, 2024, there will be a mandatory liquidation and subsequent dissolution, or the Company may seek approval from the Company’s shareholders to amend the Company’s Memorandum and Articles of Association to extend the Combination Period. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1 — Description of Organization, Business Operations and Liquidity

Semper Paratus Acquisition Corporation (the “Company”) was incorporated as a Cayman Islands exempted company on April 21, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2022, the Company had not commenced any operations. All activity through December 31, 2022, relates to the Company’s formation and Initial Public Offering (“IPO”), which is described below, and the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income earned on investments from the proceeds derived from the IPO. The registration statement for the Company’s IPO was declared effective on November 3, 2021. On November 8, 2021, the Company consummated the IPO of 30,000,000 units (“Units”) with respect to the ordinary shares included in the Units being offered (the “Public Shares”) at $10.00 per Unit generating gross proceeds of $300,000,000, which is discussed in Note 3. The company has selected December 31 as its fiscal year end.

Simultaneously with the closing of the IPO, the Company consummated the sale of 1,360,000 private placement units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Company’s sponsor, Semper Paratus Sponsor LLC (the “Sponsor”) and underwriter Cantor Fitzgerald & Co. (“Cantor”) generating gross proceeds of $13,600,000 which is described in Note 4.

Simultaneously with the closing of the IPO, the Company consummated the closing of the sale of 4,500,000 additional Units upon receiving notice of the underwriter’s election to fully exercise its overallotment option (“Overallotment Units”), generating additional gross proceeds of $45,000,000 and incurring additional offering costs of $2,700,000 in underwriting fees all of which are deferred until completion of the Company’s Business Combination. Simultaneously with the exercise of the overallotment, the Company consummated the Private Placement of an additional 90,000 Private Placement Units to the Sponsor, generating gross proceeds of $900,000.

Offering costs for the IPO amounted to $21,266,594, consisting of $6,000,000 of paid underwriting fees, $14,700,000 of deferred underwriting fees payable (which are held in the Trust Account (defined below)) and $566,594 of other costs. As described in Note 6, the $14,700,000 of deferred underwriting fee payable is contingent upon the consummation of a Business Combination by February 8, 2023, subject to the terms of the underwriting agreement.

Following the closing of the IPO, $351,900,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement Units was placed in a trust account (“Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.20 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights with respect to the Company’s warrants.

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association (the “Memorandum and Articles of Association”). In accordance with Accounting Standards Codification (“ASC”) 480-10-S99, redemption provisions not solely within the control of a company require Class A ordinary shares subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., public warrants), the initial carrying value of ordinary shares classified as temporary equity was the allocated proceeds determined in accordance with ASC 470-20. The ordinary shares are subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and are classified as such on the balance sheet until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s Business Combination. If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the SEC and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the ordinary shares sold in the IPO, without the prior consent of the Company.

The Company’s Sponsor, officers and directors (the “Initial Shareholders”) have agreed not to propose an amendment to the Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination by February 8, 2023, 15 months from the closing of the IPO (“Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to us to pay the Company’s franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.20 per shares held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

Liquidity and Going Concern

As of December 31, 2022, the Company had $129,186 in its operating bank accounts, $356,864,000 in cash and marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and working capital deficit of $76,098. As of December 31, 2022, approximately $4,948,000 of the amount on deposit in the Trust Account represented interest income.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination. The Company will need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing.

If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

Management has also determined that the mandatory liquidation and subsequent dissolution described in the financial statements, should the Company be unable to complete a business combination, raises substantial doubt about the Company’s ability to continue as a going concern. The Company has until September 15, 2024, to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by the specified period. If a Business Combination is not consummated by September 15, 2024, there will be a mandatory liquidation and subsequent dissolution. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.